REVENUE (Tables)	12 Months Ended
Dec. 31, 2024
REVENUE
Schedule of disaggregated revenues

	Years Ended December 31,
	2022	2023	2024
Room revenues	7,571	11,789	11,806
Food and beverage revenues	1,049	1,333	1,342
Others	528	674	695
Leased and owned hotel revenues	9,148	13,796	13,843
Initial one-time license/franchise fee	106	114	137
On-going management and service/royalty fees	1,375	2,785	3,306
Central reservation system usage fees, other system maintenance and support fees	1,262	2,628	3,318
Reimbursements for hotel manager fees	1,103	1,400	1,752
Other fees	559	767	985
Manachised and franchised hotel revenues	4,405	7,694	9,498
Other revenues	309	392	550
Total revenues	13,862	21,882	23,891

Schedule of contract balances

	As of December 31,
	2023	2024
Current contract liabilities	1,637	1,822
Long-term contract liabilities	1,072	1,351
Total contract liabilities	2,709	3,173